SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.3%
	Albuquerque Bernalillo County Water Utility Authority,
	4.00% due 7/1/2030	$ 500,000	$ 603,131
	5.00% due 7/1/2023 - 7/1/2024	65,000	70,585
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,223,718
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,721,855
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2034	1,260,000	1,556,071
	Series 2017, 5.00% due 8/1/2031	1,000,000	1,184,190
	Series A, 4.00% due 8/1/2029	1,300,000	1,372,485
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2030 - 8/1/2031	650,000	778,780
	5.00% due 8/1/2027 - 8/1/2029	1,100,000	1,373,110
	Bernalillo County (Government Services) GRT,
	5.25% due 4/1/2027	300,000	341,963
	Series B, 5.70% due 4/1/2027	3,000,000	3,472,953
	Bernalillo County (Government Services; Insured: AMBAC) GRT, 5.25% due 10/1/2022 - 10/1/2025	8,295,000	9,192,878
	Bernalillo County (Government Services; Insured: Natl-Re) GRT, Series B, 5.70% due 4/1/2027	815,000	943,098
	Bernalillo County GO, Series A, 4.00% due 8/15/2022	100,000	102,324
	Bernalillo Municipal School District No. 1 (State Aid Withholding) GO,
	3.00% due 8/1/2022	200,000	202,907
	4.00% due 8/1/2023 - 8/1/2026	340,000	368,929
	Carlsbad Municipal School District (State Aid Withholding) GO, 5.00% due 8/1/2027	1,000,000	1,222,247
	Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO, Series A, 5.00% due 8/15/2022	1,100,000	1,132,585
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	1,040,443
	City of Albuquerque (City Infrastructure Improvements) GRT,
	Series A,
	4.00% due 7/1/2035	2,070,000	2,489,570
	5.00% due 7/1/2025 - 7/1/2034	2,500,000	2,865,877
	City of Albuquerque (I-25/Paseo del Norte Interchange) GRT, 5.00% due 7/1/2025 - 7/1/2027 (pre-refunded 7/1/2023)	1,095,000	1,172,086
	City of Albuquerque GRT, Series A, 4.00% due 7/1/2037 (pre-refunded 7/1/2023)	120,000	126,663
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2038	1,510,000	1,958,720
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,500,000	3,520,773
	City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2022 - 6/1/2025	2,115,000	2,251,192
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,417,150
	City of Roswell GRT, 4.00% due 8/1/2029	260,000	303,127
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2027	3,275,000	3,303,718
	City of Santa Fe (Public Facilities) GRT,
	5.00% due 6/1/2028 - 6/1/2029	1,880,000	2,084,199
	Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,308,323
	County of Sandoval GO, 5.00% due 8/1/2025 - 8/1/2029	2,015,000	2,433,210
	County of Santa Fe GO, 5.00% due 7/1/2024	825,000	920,052
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,062,834
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,572,060
	Las Cruces School District No. 2 (State Aid Withholding) GO,
	5.00% due 8/1/2025 - 8/1/2028	3,800,000	4,584,196
	Series C, 5.00% due 8/1/2024	425,000	474,782
	Lea County Public School District No 8 Eunice (State Aid Withholding) GO,
	4.00% due 9/15/2027 - 9/15/2028	2,150,000	2,460,810
	5.00% due 9/15/2026	650,000	775,219
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	1,750,000	2,212,532
	New Mexico Finance Authority,
	5.00% due 6/1/2038	1,150,000	1,452,525
	Series A, 5.00% due 6/15/2026	245,000	292,145
	Series B, 5.00% due 6/1/2032 - 6/1/2033	4,125,000	5,233,971
	Series D, 5.00% due 6/15/2029 - 6/1/2033	995,000	1,231,285
	New Mexico Finance Authority (New Mexico Finance Authority Public Project Revolving Fund), Series D, 5.00% due 6/15/2022	150,000	153,137
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,684,947
	New Mexico Finance Authority (The Public Project Revolving Fund Program), Series A, 5.00% due 6/15/2031	1,000,000	1,148,523
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	5.00% due 7/1/2032	1,000,000	1,023,533
	Series A, 5.00% due 7/1/2032 - 7/1/2034	1,310,000	1,472,652
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	5.00% due 8/1/2031	$1,750,000	$ 2,100,953
	Series A, 5.00% due 8/1/2036 - 8/1/2038	2,955,000	3,723,364
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,548,449
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC) AMT, Series A, 5.30% due 12/1/2022	5,000	5,014
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	2,595,000	3,063,409
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series C, 2.85% due 7/1/2031	480,000	512,633
	Series F,
	2.60% due 7/1/2034	560,000	596,366
	2.85% due 7/1/2039	1,455,000	1,547,512
	3.50% due 7/1/2050	830,000	904,414
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	500,000	499,669
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2024	250,000	269,266
[a]	5.00% due 11/1/2039 (put 5/1/2025)	1,500,000	1,701,255
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	5,935,000	7,158,072
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements; Insured: BAM), Series A, 5.00% due 4/1/2030	1,440,000	1,784,432
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements), Series A, 4.50% due 6/1/2034 - 6/1/2036	4,500,000	5,202,658
	San Juan County (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,923,318
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,079,192
	Santa Fe County (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	1,100,000	1,254,503
	Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,811,051
	Santa Fe Public School District GO,
	4.00% due 8/1/2024	250,000	272,544
	5.00% due 8/1/2030	725,000	901,226
	State of New Mexico GO, 5.00% due 3/1/2029	2,000,000	2,572,434
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2022 - 7/1/2028	665,000	788,867
	Series A, 5.00% due 7/1/2030	750,000	986,553
	State of New Mexico Severance Tax Permanent Fund (Educational Facilities), Series A, 5.00% due 7/1/2025	2,040,000	2,353,468
	Village of Los Ranchos de Albuquerque (Albuquerque Academy),
	4.00% due 9/1/2040	825,000	956,991
	5.00% due 9/1/2029 - 9/1/2032	1,330,000	1,699,878
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,640,907
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.3% (Cost $129,509,144)		$136,752,461
	SHORT-TERM MUNICIPAL BONDS — 2.5%
	New Mexico Hospital Equipment Loan Council (SPA Wells Fargo Bank N.A.),
[a]	0.08% due 8/1/2034 (put 1/3/2022)	1,000,000	1,000,000
[a]	Series D, 0.08% due 8/1/2034 (put 1/3/2022)	1,560,000	1,560,000
[a]	University of New Mexico (SPA U.S. Bank, N.A.), Series B, 0.09% due 6/1/2026 (put 1/7/2022)	1,000,000	1,000,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.5% (Cost $3,560,000)		$3,560,000
	Total Investments — 96.8% (Cost $133,069,144)		$140,312,461
	Other Assets Less Liabilities — 3.2%		4,698,866
	Net Assets — 100.0%		$145,011,327

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.